AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2005

                                                               FILE NOS. 2-90518
                                                                       811-04006
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                               -------------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 81

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 82

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   125 Broad Street, New York, New York 10004
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                                Robert I. Frenkel
                            300 First Stamford Place
                                    4th Floor
                           Stamford, Connecticut 06902

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                                 Roger P. Joseph
                    Bingham McCutchen LLP, 150 Federal Street
                           Boston, Massachusetts 02110

                               -------------------

It is proposed that this filing will become effective on December 31, 2005 pursuant to paragraph (a) of Rule 485.

*This filing relates solely to shares of the Trust's series, Citi Institutional Money Reserves. Liquid Reserves Portfolio has also executed this Registration Statement.

                               P R O S P E C T U S

                      CITI(SM) INSTITUTIONAL MONEY RESERVES

                                 CLASS A SHARES


December 31, 2005


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

                                [CitiFunds Logo]

   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

FUND AT A GLANCE                                                               3
            Fund Goal                                                          4
            Main Investment Strategies                                         4
            Main Risks                                                         4

FUND PERFORMANCE                                                               5

FUND FEES AND EXPENSES                                                         6
            Shareholder Fees                                                   6
            Annual Fund Operating Expenses                                     6
            Example                                                            6

YOUR ACCOUNT                                                                   7
            How To Buy Shares                                                  7
            How The Price Of Your Shares Is Calculated                         7
            How To Sell Shares                                                 7
            Exchanges                                                          8
            Frequent Purchases and Redemptions of Fund
            Shares                                                             8
            Dividends                                                          9
            Tax Matters                                                        9


MANAGEMENT OF THE FUND                                                        10
            Management                                                        10
            Management Fees                                                   10
            Distribution Arrangements                                         11
            Recent Developments                                               11


MORE ABOUT THE FUND                                                           12
            Principal Investment Strategies, Related Risks and
            Disclosure of Portfolio Holdings                                  12

FUND AT A GLANCE

Citi Institutional Money Reserves is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

CITI INSTITUTIONAL MONEY RESERVES

This summary briefly describes Citi Institutional Money Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page 12.

FUND GOAL

The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

     o    obligations of U.S. and non-U.S. banks;

     o    commercial paper and asset backed securities;

     o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

     o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE


Because the Fund is not operational as of the date of this Prospectus, performance information for the Fund is not included in this Prospectus.

FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Class A shares of the Fund.

-------------------------------------------------------------------------------

FEE TABLE

-------------------------------------------------------------------------------
SHAREHOLDER FEES - FEES PAID DIRECTLY FROM YOUR INVESTMENT                None
-------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

-------------------------------------------------------------------------------
Management Fees                                                          0.25%
Distribution (12b-1) Fees (includes service fees)                        0.10%
Other Expenses(2)                                                        ____%
-------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         ____%
-------------------------------------------------------------------------------
*Because of voluntary waivers and/or reimbursements
actual total operating expenses are expected to be:                      ____%
These fee waivers and reimbursements may be reduced or terminated at any time.


(1) The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (formerly Cash Reserves Portfolio). This table reflects the expenses of both the Fund and Liquid Reserves Portfolio.

(2)The amount set forth in "Other Expenses" has been estimated based on expenses the Fund expects to incur during its current fiscal year.


-------------------------------------------------------------------------------

EXAMPLE

-------------------------------------------------------------------------------

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you reinvest all dividends;

     o    you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

     o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

CITI INSTITUTIONAL MONEY RESERVES        1 YEAR              3 YEARS
-------------------------------------------------------------------------------
Class A Shares                            $___                $___
-------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES

Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Class A shares may be purchased from the Fund's distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers that have entered into a service agreement with the distributor concerning the Fund (called Service Agents). For more information, or to purchase Class A shares directly from the Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. The Fund does not impose any minimum initial or subsequent investment requirements but your Service Agent may. The Fund and the distributor have the right to reject any purchase order or cease offering Fund shares at any time.


If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts. If you wish to transfer your account, you may transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's transfer agent.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

The Fund calculates its net asset value (NAV) at 4:00 p.m. Eastern time every day the New York Stock Exchange is open for trading. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. The Fund's securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES


You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent. Your Service Agent is responsible for promptly submitting redemption requests to the Fund's transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which you sell your shares, or if your redemption request is received by the transfer agent after 4:00 p.m., on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day. Your redemption proceeds also may be delayed, or your right to receive redemption proceeds delayed or postponed, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum amount. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES


Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R) (mainly other money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.


There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of the Fund has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares could increase the Fund's portfolio transaction costs and may interfere with the efficient management of the portfolio by the Manager, which could detract from the Fund's performance.

DIVIDENDS

The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


FEDERAL TAXATION OF DISTRIBUTIONS: You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether you take distributions in cash or reinvest them in shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Some dividends paid in January may be taxable as if they had been paid the previous December.


STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.


TAXATION OF TRANSACTIONS: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.


FOREIGN SHAREHOLDERS: The Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund will not withhold with respect to dividends designated as interest-related dividends or short-term capital gain dividends. The Fund anticipates that substantially all distributions will be designated as interest-related dividends. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

MANAGEMENT OF THE FUND


MANAGER

The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

On June 23, 2005, Citigroup Inc. entered into an agreement to sell substantially all of its asset management business, Citigroup Asset Management, which includes the Manager, to Legg Mason, Inc. [Completion of the proposed sale would cause the termination of the Fund's existing management agreement and shareholders of the Fund are being asked to approve a new management agreement with the Manager. The sale is subject to a number of conditions. One of these conditions is that clients representing no less than 75% of the revenue attributable to the assets under management for such clients consent to continue their advisory relationship with Citigroup affiliates (that will be owned by Legg Mason) following consummation of the transaction. If these conditions are met, the transaction is expected to take place by December 31, 2005.]FN(1) [The transaction took place on ________, 2005.]FN(2)

Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of [ ], 2005, Legg Mason's asset management operation had aggregate assets under management of approximately $[ ] billion, of which approximately [ ]% represented assets in mutual and closed-end funds sponsored by Legg Mason and its affiliates.

[The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The Manager, together with affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.]FN(3)

----------------------

FN(1) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.

FN(2) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be added.

FN(3) If the transaction occurs prior to the filing of the (b) amendment, this bracketed language will be removed.



MANAGEMENT FEES

For its services, the Fund's Manager receives a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS

The Fund may in the future offer other classes of shares with different expense levels. Only Class A shares are offered in this prospectus. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Fund shares.


The Fund has adopted a 12b-1 plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan allows the Fund to pay a monthly fee at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares. This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Fund's Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

RECENT DEVELOPMENTS


On May 31, 2005, the U.S. Securities and Exchange Commission ("SEC") issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC ("SBFM") and Citigroup Global Markets Inc. ("CGMI") (each an affiliate of the manager) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the "Affected Funds").

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 ("Advisers Act"). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group ("First Data"), the Affected Funds' then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management ("CAM"), the Citigroup business unit that includes the Fund's investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated
Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds' boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds' best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distribution will be allocated, and when such distribution will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

THE FUND DID NOT IMPLEMENT THE TRANSFER AGENT ARRANGEMENT DESCRIBED ABOVE AND THEREFORE WILL NOT RECEIVE ANY PORTION OF THE DISTRIBUTIONS.


MORE ABOUT THE FUND

The Fund's goals, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments, investment strategies and disclosure of portfolio holdings appears below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal investment strategies are strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goals. Of course, there can be no assurance that the Fund will achieve its goals. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The Fund also complies with industry regulations that apply to money market funds. These regulations require that the Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, the regulations require that all of the Fund's investments be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risk. To be considered high quality under the regulations, a security (or its issuer) must be rated in one of the two highest short-term ratings categories by nationally recognized ratings agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion, be of comparable quality. The Fund has adopted investment policies that are more restrictive than the regulations. The investment policies require that all of the Fund's investments be in U.S. dollar-denominated "first-tier" securities which have been determined by the Manager to present minimal credit risks. To be a "first-tier" security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized rating agencies, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within this rating category there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

WHAT ARE MONEY MARKET INSTRUMENTS?

Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

The Fund invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. For example, the Fund could do this if there were a default on an investment held by the Fund, if expenses were to exceed the Fund's income, or if an investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, that Class A shares of Citi Institutional Money Reserves.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Fund's Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Since the Fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

DISCLOSURE OF PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Fund performance during its last fiscal year. Because the Fund is new, it has not, as of the date of this Prospectus, issued any shareholder reports.


To obtain free copies of the SAI or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and, when available, Annual and Semi-Annual Reports by visiting www.citigroupam.com.


The SAI and other information about the Fund are also available on the EDGAR Database on the SEC Internet site at http:/www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


SEC File Number: 811-04006                                      FD ___________

                                                                    Statement of
                                                          Additional Information

                                                               December 31, 2005


CITI(SM) INSTITUTIONAL MONEY RESERVES


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 31, 2005, for CitiSM Institutional Money Reserves (the "Fund"). This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the Fund's Prospectus without charge by calling 1-800-331-1792 toll-free. Because this Fund is new, it has not issued any Annual or Semi-Annual Reports as of the date of this Statement of Additional Information.



     The Fund is a separate series of CitiFundsSM Trust I (the "Trust"). The address and telephone number of the Fund are 125 Broad Street, New York, New York 10004, 1-800-331-1792. The Fund invests all of its investable assets in Liquid Reserves Portfolio. The address and telephone number of Liquid Reserves Portfolio are 125 Broad Street, New York, New York 10004, 1-800-331-1792.


     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                           PAGE
-----------------                                                           ----
   1. The Fund                                                                 2
   2. Investment Objective, Policies and Restrictions                          3
   3. Determination of Net Asset Value                                         8
   4. Additional Information on the Purchase and Sale of Fund Shares           9
   5. Management                                                              10
   6. Dealer Commissions and Concessions                                      23
   7. Portfolio Transactions                                                  24
   8. Disclosure of Portfolio Holdings                                        24
   9. Description of Shares, Voting Rights and Liabilities                    25
  10. Certain Additional Tax Matters                                          27
  11. Independent Registered Public Accounting Firm and
      Financial Statements                                                    28
  12. Appendix A -- Proxy Voting Policies and Procedures                     A-1


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                   1. THE FUND


     Citi(SM) Institutional Money Reserves is a no-load, open-end management investment company that is a series of a business trust organized under the laws of the Commonwealth of Massachusetts on August 23, 1984. Prior to August 1998, the Trust was called CitiFunds Trust 1, and prior to February 1998, the Trust was called Landmark Funds I. Shares of the Trust are divided into three separate series, one of which is Citi Institutional Money Reserves. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated December 31, 2005, of the Fund.


     The Fund is a type of mutual fund commonly referred to as a "money market fund." The net asset value of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

     The Fund utilizes a master/feeder structure by investing all of its investable assets in Liquid Reserves Portfolio (the "Portfolio"), which was formerly called Cash Reserves Portfolio. The Portfolio is diversified, open-end management investment company and has the same investment objectives and policies as the Fund. The Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

     The Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

     The Portfolio, as a New York trust, is not required to hold and has no intention of holding annual meetings of investors. However, when the Portfolio is required to do so by law, or in the judgment of its Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

     The Portfolio sells interests to investors in addition to the Fund, including mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

     Information about other holders of interests in the Portfolio is available from the Fund's distributor, Citigroup Global Markets Inc. ("CGMI" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800 451-2010.

     The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

     Citi Funds Management Inc. (the "Manager") is the investment manager to the Fund and the Portfolio. The Manager manages the investments of the Portfolio from day to day in accordance with the investment objectives and policies of the Portfolio. The selection of investments for the Portfolio, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. The Manager provides certain administrative services to the Fund and Portfolio.

     The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously offered by the Distributor. Shares may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers or broker-dealers that have entered into agreements with the Distributor (called "Service Agents"). Shares are sold at net asset value. Although shares of the Fund are sold without a sales load, the Distributor and Service Agents may receive fees from the Fund pursuant to shareholder services and distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").


               2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

     The investment objective of the Fund may be changed without approval by shareholders. Of course, there can be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio which has the same investment objectives and policies as the Fund. The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of the Fund and Portfolio, and contains more information about the various types of securities in which the Fund and Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio in which it invests, the following applies to both Fund and Portfolio, as applicable.

     The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below. The approval of the Fund's shareholders would not be required to change any of its investment policies.

     The Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Liquid Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (I.E., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees, and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, the Fund and the Portfolio are each classified as "diversified," although in the case of the Fund, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. The Portfolio invests, under normal circumstances, in:

          (1) Bank obligations. The Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S.

     bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

     The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

     Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

     U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     The Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Liquid Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

     Since the Portfolio may hold investments in non-U.S. bank obligations, an investment in the Fund involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

     The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

     U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

     Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

     (2) Obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non- U.S. bank obligations.

     (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

     (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and
(iii) obligations of the Student Loan Marketing Association, respectively.

     (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies, or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or subcustodian shall have control of the collateral, which the Manager believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price.

Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 10% of the Fund's total net assets.

     (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables ("CARS"), and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of the Fund, since the Fund may be forced to reinvest any pre-paid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

     (7) Structured instruments which are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

     Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to the Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While the Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

     The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange ("NYSE") (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by the Portfolio would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive any income generated by the Portfolio's investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

     The Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

                             INVESTMENT RESTRICTIONS

     The Fund and the Portfolio have adopted the following policies which may not be changed with respect to the Fund or the Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who are giving instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in the same proportion as the vote of all other investors in the Portfolio.

THE FUND OR PORTFOLIO MAY NOT:

     (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

     (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a Portfolio security.

     (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

     (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

     (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each of the Fund or Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

PERCENTAGE AND RATING RESTRICTIONS

     If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                       3. DETERMINATION OF NET ASSET VALUE

     The net asset value of each class of the shares of the Fund is determined on each day on which the NYSE is open for trading. This determination is made once during each such day as of 4:00 p.m. by dividing the value of the Fund's net assets (I.E., the value of its assets attributable to a class, including its investment in the Portfolio, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund's net asset value may be determined as of the earlier close. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund and Portfolio employ specific investment policies and procedures to accomplish this result.

     The value of the Portfolio's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

     The securities held by the Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than (1)/2 of 1% from their value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.


     Pursuant to the rules of the SEC, the Fund's and the Portfolio's Trustees have established procedures to stabilize the value of the Fund's and Portfolio's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for the Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to the investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.


     It is expected that the Fund (and each class of the Fund) will have a positive net income at the time of each determination thereof. If for any reason the Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if the Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in the Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding shares of the Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

     Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

        4. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

     Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

     Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares,

(iii) SEC and state securities registration fees incurred by a specific class,
(iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

     The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

SALE OF SHARES

     Subject to compliance with applicable regulations, the Fund and the Portfolio have reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


     Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's transfer agent, or if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

     Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the transfer agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number or taxpayer identification number, and account number. If these or other reasonable procedures are not followed, the Fund, the transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.


     The Fund and the Portfolio may suspend the right of redemption or postpone the date of payment for shares of the Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTION OF SHARES

     The Trustees may cause a shareholder's shares to be redeemed under certain circumstances including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

                                  5. MANAGEMENT


     The Fund and Portfolio are each supervised by a Board of Trustees, at least 75% of whom are not affiliated with the Manager. The Trustees and officers of the Fund and Portfolio, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies in the Fund Complex overseen by the Trustees, and other directorships they hold are set forth below. The address of each Trustee is c/o Jay Gerken, 399 Park Avenue, New York, New York 10022. Each Trustee holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

     An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust and the Portfolio as defined in the 1940 Act. Each Trustee and officer of the Trust and the Portfolio noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.


-----------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF          OTHER BOARD
                                                                       PORTFOLIOS IN        MEMBERSHIPS
                                        LENGTH         PRINCIPAL       FUND COMPLEX           HELD BY
                          POSITION(S)   OF TIME       OCCUPATION(S)     OVERSEEN BY        TRUSTEE DURING
 NAME AND YEAR OF BIRTH    WITH FUND    SERVED     DURING PAST 5 YEARS   TRUSTEE           PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:
-----------------------------------------------------------------------------------------------------------------

Elliott J. Berv           Trustee      Since 2001  Executive Vice          37             Board Member,
Born 1943                                          President and Chief                    American Identity
                                                   Operations Officer,                    Corp. (doing business
                                                   DigiGym Systems                        as Morpheus
                                                   (on-line personal                      Technologies)
                                                   training systems)                      (biometric
                                                   (since 2001);                          information
                                                   Consultant, Catalyst                   management) (since
                                                   (consulting) (since                    2001); Director,
                                                   1984); Chief                           Lapoint Industries
                                                   Executive Officer,                     (industrial filter
                                                   Motocity USA                           company) (since
                                                   (motorsport racing)                    2002); Director,
                                                   (since 2004)                           Alzheimer's
                                                                                          Association (New
                                                                                          England Chapter)
                                                                                          (since 1998)
-----------------------------------------------------------------------------------------------------------------

Donald M. Carlton         Trustee      Since 2001  Consultant, URS         32             Director,
Born 1937                                          Corporation                            Temple-Inland (forest
                                                   (engineering) (since                   products) (since
                                                   1999); former Chief                    2003); Director,
                                                   Executive Officer,                     American Electric
                                                   Radian International                   Power Co. (electric
                                                   L.L.C. (engineering)                   utility) (since
                                                   (from 1996 to 1998);                   1999); Director,
                                                   Member of the                          National Instruments
                                                   Management Committee,                  Corp. (technology)
                                                   Signature Science                      (since 1994); former
                                                   (research and                          Director, Valero
                                                   development) (since                    Energy (petroleum
                                                   2000)                                  refining) (from 1999
                                                                                          to 2003)
-----------------------------------------------------------------------------------------------------------------

A. Benton Cocanougher     Trustee      Since 2001  Dean Emeritus and       32             None
Born 1938                                          Professor, Texas A&M
                                                   University (since 2004);
                                                   former Interim Chancellor,
                                                   Texas A&M University System
                                                   (from 2003 to 2004); former
                                                   Special Advisor to the
                                                   President, Texas A&M
                                                   University (from 2002 to
                                                   2003); former Dean Emeritus
                                                   and Wiley Professor, Texas
                                                   A&M University (from 2001 to
                                                   2002); former Dean and
                                                   Professor of Marketing,
                                                   College and Graduate School
                                                   of Business of Texas A&M
                                                   University (from 1987 to
                                                   2001)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF          OTHER BOARD
                                                                       PORTFOLIOS IN        MEMBERSHIPS
                                        LENGTH         PRINCIPAL       FUND COMPLEX           HELD BY
                          POSITION(S)   OF TIME       OCCUPATION(S)     OVERSEEN BY        TRUSTEE DURING
 NAME AND YEAR OF BIRTH    WITH FUND    SERVED     DURING PAST 5 YEARS   TRUSTEE           PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Mark T. Finn              Trustee      Since 2001  Adjunct Professor,     37              Former President and
Born 1943                                          College of William &                   Director, Delta
                                                   Mary (since 2002);                     Financial, Inc.
                                                   Principal/Member,                      (investment advisory
                                                   Balvan Partners                        firm) (from 1983 to
                                                   (investment                            1999)
                                                   management) (since
                                                   2002); Chairman,
                                                   Chief Executive
                                                   Officer and Owner,
                                                   Vantage Consulting
                                                   Group, Inc.
                                                   (investment advisory
                                                   and consulting firm)
                                                   (since 1998); former
                                                   Vice Chairman and
                                                   Chief Operating
                                                   Officer, Lindner
                                                   Asset Management
                                                   Company (mutual fund
                                                   company) (from 1988
                                                   to 2001); former
                                                   General Partner and
                                                   Shareholder,
                                                   Greenwich Ventures
                                                   LLC (investment
                                                   partnership) (from
                                                   1996 to 2001);
                                                   former President,
                                                   Secretary, and
                                                   Owner, Phoenix
                                                   Trading Co.
                                                   (commodity trading
                                                   advisory firm) (from
                                                   1997 to 2000)
-----------------------------------------------------------------------------------------------------------------
Stephen Randolph Gross    Trustee      Since 2001  Chairman, HLB Gross    37              Director, Andersen
Born 1947                                          Collins, PC                            Calhoun (assisted
                                                   (accounting and                        living) (since
                                                   consulting firm)                       1987); former
                                                   (since 1979);                          Director, Yu Save,
                                                   Treasurer, Coventry                    Inc. (internet
                                                   Limited, Inc.                          company) (from 1998
                                                   (Senior Living                         to 2000); former
                                                   Facilities) (since                     Director,
                                                   1985); former                          Hotpalm.com, Inc.
                                                   Managing Director,                     (wireless
                                                   Fountainhead                           applications) (from
                                                   Ventures, L.L.C.                       1998 to 2000);
                                                   (technology                            former Director,
                                                   accelerator) (1998                     United Telesis, Inc.
                                                   to 2003); former                       (telecommunications)
                                                   Treasurer, Hank                        (from 1997 to 2002);
                                                   Aaron Enterprises                      former Director,
                                                   (fast food                             ebank.com, Inc.
                                                   franchise) (from                       (from 1997 to 2004)
                                                   1985 to 2001);
                                                   former Partner,
                                                   Capital Investment
                                                   Advisory Partners
                                                   (leverage buyout
                                                   consulting) (from
                                                   2000 to 2002);
                                                   former Secretary,
                                                   Carint N.A.
                                                   (manufacturing)
                                                   (from 1998 to 2002)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF          OTHER BOARD
                                                                       PORTFOLIOS IN        MEMBERSHIPS
                                        LENGTH         PRINCIPAL       FUND COMPLEX           HELD BY
                          POSITION(S)   OF TIME       OCCUPATION(S)     OVERSEEN BY        TRUSTEE DURING
 NAME AND YEAR OF BIRTH    WITH FUND    SERVED     DURING PAST 5 YEARS   TRUSTEE           PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Diana R. Harrington       Trustee      Since 1992  Professor, Babson       37             None
Born 1940                                          College (since 1993)
-----------------------------------------------------------------------------------------------------------------

Susan B. Kerley           Trustee      Since 1992  Consultant, Strategic   37             Chairman and
Born 1951                                          Management Advisors,                   Independent Board
                                                   LLC (investment                        Member of Eclipse
                                                   consulting) (since                     Fund, Inc. and
                                                   1990)                                  Eclipse Funds (which
                                                                                          trade as Mainstay
                                                                                          Funds) (currently
                                                                                          supervises 16
                                                                                          investment companies
                                                                                          in the fund complex)
-----------------------------------------------------------------------------------------------------------------

Alan G. Merten            Trustee      Since 2001  President, George       32             Director, Xybernaut
Born 1941                                          Mason University                       Corporation
                                                   (since 1996)                           (information
                                                                                          technology) (since
                                                                                          2004); Director,
                                                                                          Digital Net Holdings,
                                                                                          Inc. (since 2003);
                                                                                          Director, Comshare,
                                                                                          Inc. (information
                                                                                          technology) (from
                                                                                          1985 to 2003)
-----------------------------------------------------------------------------------------------------------------

R. Richardson Pettit      Trustee      Since 2001  Professor of Finance,   32             None
Born 1942                                          University of Houston
                                                   (from 1977 to 2002);
                                                   Independent
                                                   Consultant (since
                                                   1984)
-----------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE:
-----------------------------------------------------------------------------------------------------------------

R. Jay Gerken*            President,   Since 2002  Managing Director of    185            None
Born 1951                 Chairman                 CGMI; Chairman,
                          and Chief                President and Chief
                          Executive                Executive Officer of
                          Officer                  SBFM and CFM;
                                                   President and Chief
                                                   Executive Officer of
                                                   certain mutual funds
                                                   associated with
                                                   Citigroup; formerly,
                                                   Chairman, President
                                                   and Chief Executive
                                                   Officer of TIA (from
                                                   2002 to 2005);
                                                   Portfolio Manager of
                                                   Smith Barney
                                                   Allocation Series
                                                   Inc. (from 1996 to
                                                   2001) and Smith
                                                   Barney Growth and
                                                   Income Fund (from
                                                   1996 to 2001);
                                                   Chairman of the
                                                   Board, Trustee or
                                                   Director of 185
                                                   funds in the
                                                   Citigroup fund
                                                   complex
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF          OTHER BOARD
                                                                       PORTFOLIOS IN        MEMBERSHIPS
                                        LENGTH         PRINCIPAL       FUND COMPLEX           HELD BY
                          POSITION(S)   OF TIME       OCCUPATION(S)     OVERSEEN BY        TRUSTEE DURING
 NAME AND YEAR OF BIRTH    WITH FUND    SERVED     DURING PAST 5 YEARS   TRUSTEE           PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
OTHER OFFICERS:
-----------------------------------------------------------------------------------------------------------------

Andrew Shoup*            Senior Vice   Since 2003  Director of CAM;        N/A            N/A
Citigroup Asset          President                 Chief Administrative
Management               and Chief                 Officer of certain
125 Broad Street         Administrative            mutual funds
New York, NY 10004       Officer                   associated with
                                                   Citigroup; Head of
Born 1956                                          International Funds
                                                   Administration of CAM
                                                   (from 2001 to 2003);
                                                   Director of Global
                                                   Funds Administration
                                                   of CAM (from 2000 to
                                                   2001); Head of
                                                   Citibank U.S. Funds
                                                   Administration of CAM
                                                   (from 1998 to 2000)
-----------------------------------------------------------------------------------------------------------------

Robert I. Frenkel*       Secretary     Since       Managing Director and   N/A            N/A
Citigroup Asset          and           2000        General Counsel,
Management               Chief Legal   Since 2003  Global Mutual Funds
300 First                Officer                   for CAM (since 2000);
Stamford Place                                     Officer of Citigroup
Stamford, CT 06902                                 or its predecessors
                                                   (since 1994);
Born 1954                                          Secretary of CFM;
                                                   Secretary of certain
                                                   mutual funds
                                                   associated with
                                                   Citigroup; Chief
                                                   Legal Officer of
                                                   certain mutual funds
                                                   associated with
                                                   Citigroup
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF          OTHER BOARD
                                                                       PORTFOLIOS IN        MEMBERSHIPS
                                        LENGTH         PRINCIPAL       FUND COMPLEX           HELD BY
                          POSITION(S)   OF TIME       OCCUPATION(S)     OVERSEEN BY        TRUSTEE DURING
 NAME AND YEAR OF BIRTH    WITH FUND    SERVED     DURING PAST 5 YEARS   TRUSTEE           PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Andrew Beagley*           Chief        Since 2004  Chief Anti-Money        N/A            N/A
Citigroup Asset           Compliance               Laundering Compliance
Management                Officer                  Officer and Chief
399 Park Avenue           and Chief    Since 2002  Compliance Officer of
New York, NY 10022        Anti-Money               certain mutual funds
                          Laundering               associated with
Born 1962                 Compliance               Citigroup; Managing
                          Officer                  Director, CGMI (since
                                                   2005); Director, CGMI (from
                                                   2000 to 2005); Director of
                                                   Compliance, North America, of
                                                   CAM (since 2000); Director of
                                                   Compliance, Europe, the
                                                   Middle East and Africa, of
                                                   CAM (from 1999 to 2000);
                                                   Compliance Officer, Salomon
                                                   Brothers Asset Management
                                                   Limited, Smith Barney Global
                                                   Capital Management Inc.,
                                                   Salomon Brothers Asset
                                                   Management Asia Pacific
                                                   Limited (from 1997 to 1999)
-----------------------------------------------------------------------------------------------------------------

Frances Guggino*          Chief        Since 2002  Director, CAM;          N/A            N/A
Citigroup Asset           Financial                Treasurer and/or
Management                Officer                  Controller of certain
125 Broad Street          and                      funds associated with
New York, NY 10004        Treasurer                Citigroup (since 1991)

Born 1957
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         NUMBER OF          OTHER BOARD
                                                                       PORTFOLIOS IN        MEMBERSHIPS
                                        LENGTH         PRINCIPAL       FUND COMPLEX           HELD BY
                          POSITION(S)   OF TIME       OCCUPATION(S)     OVERSEEN BY        TRUSTEE DURING
 NAME AND YEAR OF BIRTH    WITH FUND    SERVED     DURING PAST 5 YEARS   TRUSTEE           PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Wendy Setnicka*           Controller   Since 2004  Vice President, CAM     N/A            N/A
Citigroup Asset                                    (since 2002);
Management                                         Assistant Vice
125 Broad Street                                   President, CAM (from
New York, NY 10004                                 1998 to 2002)

Born 1964
-----------------------------------------------------------------------------------------------------------------

Thomas C. Mandia*         Assistant    Since 2000  Managing Director and   N/A            N/A
300 First Stamford Place  Secretary                Deputy General
Stamford, CT 06902                                 Counsel, CAM (Since
Birth year: 1962                                   1992); Assistant
                                                   Secretary of certain
                                                   mutual funds
                                                   associated with
                                                   Citigroup
-----------------------------------------------------------------------------------------------------------------

Rosemary D. Emmens        Assistant    Since 2000  Director and            N/A            N/A
300 First Stamford Place  Secretary                Associate General
Stamford, CT 06902                                 Counsel, CAM (since
Birth year: 1969                                   1998);  Counsel, The
                                                   Dreyfus Corporation
                                                   (1995-1998);
                                                   Assistant Secretary
                                                   of certain mutual
                                                   funds associated with
                                                   Citigroup
-----------------------------------------------------------------------------------------------------------------

Harris C. Goldblat*       Assistant    Since 2000  Director and            N/A            N/A
300 First Stamford Place  Secretary                Associate General
Stamford, CT 06902                                 Counsel, CAM (since
Birth Year: 1969                                   2000); Assistant
                                                   Secretary of certain
                                                   mutual funds
                                                   associated with
                                                   Citigroup;
                                                   Associate, Stroock
                                                   Stroock & Lavan LLP
                                                   (1997-2000)
-----------------------------------------------------------------------------------------------------------------

George Hoyt*              Assistant    Since 2005  Vice President and      N/A            N/A
300 First Stamford Place  Secretary                Assistant General
Stamford, CT 06902                                 Counsel, CAM (since
Birth Year: 1965                                   2005); Assistant
                                                   Secretary of certain
                                                   mutual funds
                                                   associated with
                                                   Citigroup;
                                                   Associate, Sidley
                                                   Austin Brown & Wood,
                                                   LLP (from 2000-2005)
-----------------------------------------------------------------------------------------------------------------

     The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee oversees the scope of the Fund's audit, the Fund's accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board's Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Fund, the qualifications and independence of the Fund's independent registered public accounting firm, and the Fund's compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Fund's independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Fund's independent registered public accounting firm to its Manager and any affiliated service providers if the engagement related directly to the Fund's operations and financial reporting. During the most recent fiscal year, the Audit Committee met __ times; however, neither the Fund nor the two other series of the Trust had any outstanding shares during that period.

     The Board has a standing governance committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act.

     The governance committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The governance committee met ____ times as of the most recent fiscal year ended August 31, 2005.

     The governance committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Fund's Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

     The governance committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates' qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the governance committee may consider the following factors, among any others it may deem relevant:

     o whether or not the person is an "interested person," as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

     o whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

     o whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

     o whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

     o the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person's business and professional experience, education and such other factors as the committee may consider relevant;

     o    the character and integrity of the person; and

     o whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Fund, as applicable.

     The Board also has a standing Performance and Review Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Performance and Review Committee is responsible for, among other things, reviewing performance and benchmarks and overseeing the implementation and renewal of the Fund's management contract, applicable distribution plans and distribution agreement. The Performance and Review Committee met ______ times as of the most recent fiscal year ended August 31, 2005.

     The following table shows the amount of equity securities owned by the Trustees in investment companies in the Fund Complex supervised by the Trustees as of December 31, 2004. Because the Fund was not operational as of December 31, 2004, it did not have shareholders as of that date.

                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                       SECURITIES IN ALL INVESTMENT
                                      COMPANIES IN THE FUND COMPLEX
NAME OF DIRECTOR                         OVERSEEN BY THE TRUSTEE
----------------                         -----------------------
DISINTERESTED TRUSTEES:
Elliott J. Berv                              $50,001-$100,000
Donald M. Carlton                             Over $100,000
A. Benton Cocanougher                           $1-$10,000
Mark T. Finn                                    $1-$10,000
Stephen Randolph Gross                              None
Diana R. Harrington                          $10,001-$50,000
Susan B. Kerley                                 $1-$10,000
Alan G. Merten                                  $1-$10,000
R. Richardson Pettit                         $10,001-$50,000

INTERESTED TRUSTEE:
R. Jay Gerken                                 Over $100,000

     Neither the disinterested Trustees nor their family members had any interest in the Manager, the Distributor or any person directly or indirectly controlling, controlled by, or under common control with the Manager or the Distributor as of December 31, 2004.

     Information regarding compensation paid to the Trustees as of the most recent fiscal year ended August 31, 2005 is set forth below. The Trustees who are not "interested persons," as defined in the 1940 Act, receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an "interested person," as defined in the 1940 Act, does not receive compensation from the Fund but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The Fund pays a pro rata share of Trustee fees based upon asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $48,000 plus $12,000 for each regularly scheduled Board meeting attended, $6,000 for each special telephonic Board meeting attended, and $500 for each ad-hoc telephonic meeting in which that Trustee participates. The lead independent Trustee will receive an additional $10,000 per year and the Chairs of the Audit Committee and Performance and Review Committee will each receive an additional $7,500 per year. The Fund will reimburse Board Members for travel and out-of-pocket expenses incurred in connection with Board meetings.


                           TRUSTEES COMPENSATION TABLE

                                                                                                TOTAL          NUMBER OF
                                                                                            COMPENSATION        FUNDS IN
                                                                       PENSION OR            FROM FUNDS         COMPLEX
                                            AGGREGATE              RETIREMENT BENEFITS        AND FUND         UPON WHICH
                                           COMPENSATION              PAID AS PART OF           COMPLEX        THE TRUSTEES
TRUSTEE                                    FROM FUND(1)             FUND EXPENSES(2)     PAID TO TRUSTEES(3)   SERVED(3)
-------                                    ------------             ----------------     -------------------   ---------
DISINTERESTED TRUSTEES:
Elliott J. Berv                                (1)                        None                 $90,200             37
Donald M. Carlton                              (1)                        None                 $92,800             32
A. Benton Cocanougher                          (1)                        None                 $83,400             32
Mark T. Finn                                   (1)                        None                 $95,400             37
Stephen Randolph Gross                         (1)                        None                 $95,300             37
Diana R. Harrington                            (1)                        None                 $90,100             37
Susan B. Kerley                                (1)                        None                $120,200             37
Alan G. Merten                                 (1)                        None                 $82,600             32
R. Richardson Pettit                           (1)                        None                 $90,300             32

INTERESTED TRUSTEE:
R. Jay Gerken                                   $0                        None                   $0               222

     (1) The Fund had no outstanding shares as of August 31, 2005 and paid no Trustee fees during the fiscal year ended August 31, 2005. For the current fiscal year, the Fund will pay its pro-rata share of the Trustee fees based upon its asset size. Because this asset size is not yet known, the Fund's share of Trustee fees is not currently determinable.

     (2)  Information is for the fiscal year ended August 31, 2005.

     (3)  Information is for the calendar year ended December 31, 2004.

     The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age
75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies in the fund complex, including the Fund, for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionately with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or if the Applicable Trustee has made a timely election, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.


     The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.


      AVERAGE                                            YEARS OF SERVICE
  COMPENSATION IN
     LAST YEAR                5                 6               7               8                9            10 YEARS
     OF SERVICE             YEARS             YEARS           YEARS           YEARS            YEARS          OR MORE
     ----------             -----             -----           -----           -----            -----          --------
      $ 80,000            $200,000           $240,000        $280,000        $320,000        $360,000         $400,000
      $ 90,000            $225,000           $270,000        $315,000        $360,000        $405,000         $450,000
      $100,000            $250,000           $300,000        $350,000        $400,000        $450,000         $500,000
      $110,000            $_______           $_______        $_______        $_______        $_______         $_______
      $120,000            $_______           $_______        $_______        $_______        $_______         $_______
      $130,000            $_______           $_______        $_______        $_______        $_______         $_______


     Assuming continuous service as a Trustee of the Fund until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.


     During the fiscal year ended August 31, 2005, former Trustees of the Fund received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $______ in four quarterly installment payments; Mr. E. Kirby Warren, an aggregate of $______ in 4 quarterly installment payments; and Mr. William Woods, an aggregate of $______ in 4 quarterly installment payments.


     As of the date of this Statement of Additional Information, there are no shareholders of the Fund.


     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

     Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

MANAGER


     The Manager acts as the investment manager to the Portfolio and the Fund pursuant in each case to management agreements (each a "Management Agreement"). In connection with the change of Control of the Manager, in August 2005 the Trustees approved a new Management Agreement, subject to shareholder approval, that is substantially similar in all material respects to the initial Management Agreement approved by the Trustees. Subject to such policies as the Board of Trustees of the Portfolio or the Fund, as applicable, may determine, the Manager manages the securities of and makes investment decisions for the Portfolio. Currently, advisory services for the Fund are provided through the Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund and the Portfolio under the Management Agreements.

     The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund and the Portfolio. The Management Agreement provides that the Manager may delegate the daily management of the securities of the Fund or the Portfolio to one or more subadvisers.

     Unless otherwise terminated, the Management Agreement with respect to the Fund will continue in effect for an initial two-year period and thereafter will continue annually as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     Unless otherwise terminated, the Management Agreement with respect to the Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     The Manager provides the Fund and Portfolio with general office facilities and supervises the overall administration of the Fund and Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's and Portfolio's independent contractors and agents; the preparation and filing of all documents required for compliance by the Fund and Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Fund and Portfolio. Trustees, officers, and investors in the Fund and Portfolio are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund and Portfolio.

     Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund and Portfolio when authorized either by a vote of a majority of the outstanding voting securities of the Fund or Portfolio or by a vote of a majority of the Fund's or Portfolio's Board of Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

     The Prospectuses for the Fund contain a description of the fees payable to the Manager for services under the Management Agreement with respect to the Fund. The Manager may reimburse the Fund or Portfolio or waive all or a portion of its management fees.


     The Board of Trustees, including the Fund's trustees that are not considered to be "interested persons" under the Investment Company Act of 1940, as amended (the "Independent Trustees"), received information from the Manager to assist them in their consideration of the Fund's management agreement (the "Management Agreement"). The Board received and considered a variety of information about the Manager and the Fund's distributor, as well as the advisory and distribution arrangements for the funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility.

     In approving the Management Agreement, the Fund's Board, including the Independent Trustees, considered the factors below. In all of the Board's considerations with respect to the approval of the Management Agreement, the Board was mindful of the proposed acquisition of the Manager by Legg Mason, Inc.

     The Board received and considered information regarding the nature, extent and quality of services the Manager to be provided to the Fund under the Management Agreement. The Board also received a description of the administrative and other services that the Manager expects render to the Fund and its shareholders. The Board's evaluation of the services the Manager may provide took into account the Board's knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management ("CAM") fund complex, including the scope and quality of the Manager's investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager to funds in the complex had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the funds' expanded compliance programs. The Board also considered the Manager's response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund's compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

     The Board reviewed the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the Portfolio. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

     The Board also considered the Manager's brokerage policies and practices, the standards applied in seeking best execution, the Manager's policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

     The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement were acceptable.

     The Board did not receive performance information for the Fund, given the Fund's lack of operating history.

     The Board reviewed and considered the contractual management fee (the "Contractual Management Fee") payable by the Fund to the Manager in light of the nature, extent and quality of the management services the Manager may provide. Given the Fund's lack of operating history, the Board based its approval on the competitive fee information that had been provided to the Board at the times of the initial approval of the Management Agreement and on information about the fees charged by other institutional money market funds selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services expected to be provided to the Fund and to these other clients, noting that the Fund is expected to be provided with administrative services, office facilities, Fund officers (including the Fund's chief executive, chief financial and chief compliance officers), and that the Manager expects to coordinate and oversee the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

     Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement.

     The Board received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager's allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager's methodology. The Board did not receive profitability information for the Fund, given the Fund's lack of operating history.

     The Board considered other benefits that the Manager and its affiliates may receive as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

     In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

     No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement, and each Board member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.


     The Fund has not paid management fees as of the date of this Statement of Additional Information.

DISTRIBUTOR


     The Distributor, located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement with respect to each Fund (the "Agreements") which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

     The Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by the Distributor. Unless otherwise terminated, the Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

     The Fund has adopted a shareholder service and distribution plan (the "12b-1 Plan" or the "Plan") with respect to Class A shares in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets represented by Class A shares. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

     The 12b-1 Plan also provides that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plan provides that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. The Fund currently does not impose any sales charges.

     The 12b-1 Plan permits the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses incurred exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Fund will pay the fees to the Distributor and others until the Plan or distribution agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

     The 12b-1 Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

     The 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). The Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Plan. The Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. The Plan may be terminated with respect to Class A shares of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. The Plan may not be amended to increase materially the amount of the permitted expenses of the Class A shares without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

     As contemplated by the 12b-1 Plans, the Distributor acts as agent of the Fund in connection with the offering of shares of the Fund pursuant to the distribution agreement. The Fund has not paid any amounts to the Distributor as of the date of this Statement of Additional Information.

CODE OF ETHICS


     Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its investment adviser and distributor have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

     Copies of the Codes of Ethics of the Fund and its investment adviser and distributor are on file with the SEC.


PROXY VOTING POLICIES & PROCEDURES

     Although individual Trustees may not agree with particular policies or votes by the Manager, the Board of the Fund has approved delegating proxy voting discretion to the Manager believing that the Manager should be responsible for voting because it is a matter relating to the investment decision making process.

     Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities the Manager would vote the proxy in accordance with the principals set forth in the Manager's proxy voting policies and procedures, including the procedures that the Manager uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the Manager or any affiliated person of a fund or the Manager, on the other.

     A summary of the Manager's policies and procedures with respect to proxy voting is attached as Appendix A to this SAI. This summary gives a general indication as to how the Manager will vote proxies relating to portfolio securities on each issue listed. However, the policies and procedures do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason there may be instances in which votes may vary from the policies and procedures presented. Notwithstanding the foregoing, the Manager always endeavors to vote proxies relating to portfolio securities in accordance with a fund's investment objectives.

     Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the Manager's website, http://www.citigroupam.com, or on the Securities and Exchange Commission's website at http://www.sec.gov.

TRANSFER AGENT AND CUSTODIAN


     The Fund and the Portfolio have entered into a transfer agency agreement with ________, pursuant to which ___________ acts as the transfer agent for the Fund. The principal business office of __________ is located at
________________________________.

     The Fund and the Portfolio also have entered into a Custodian Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services are provided for the Fund and Portfolio. Among other things, State Street calculates the daily net asset value for the Fund and the Portfolio. Securities may be held by a sub-custodian bank approved by the Fund's or Portfolio's Trustees. The address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.


                      6. DEALER COMMISSIONS AND CONCESSIONS

     From time to time, the Fund's Distributor or Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Fund's Distributor or Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                            7. PORTFOLIO TRANSACTIONS


     The Portfolio's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. [There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions and did not pay any brokerage commissions during the three fiscal year period ended August 31, 2005]. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

     Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Fund may not necessarily be paying the lowest price available.


     Investment decisions for the Portfolio will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Portfolio and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


     Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. [No commissions on portfolio transactions were paid by the Portfolio during the fiscal year ended August 31, 2005 to the Manager or any affiliate of the Manager.]


     The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolio from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolio could purchase in the underwritings.

                       8. DISCLOSURE OF PORTFOLIO HOLDINGS


     The Fund has adopted policies and procedures developed by Citigroup Asset Management ("CAM"), the business unit that includes the Fund's investment manager, with respect to the disclosure of the Fund's portfolio securities and any ongoing arrangements to make available information about a Fund's portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about a fund's portfolio holdings is in the best interests of such fund's shareholders, and that any conflicts of interest between the interests of the fund's shareholders and those of Citi Fund Management Inc. or its affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund's portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

     CAM's policy generally provides for the release of details of securities positions once they are considered "stale." Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

     Under the policy, a fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund's holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the Fund's Internet site that is accessible by the public, or through public release by a third party vendor.

     The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

          1. A fund's top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

          2. A fund's top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

          3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

          4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

          5. A fund's sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the fund's out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy's general principles.

          6. A fund's portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

     Under the policy, if information about a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund's portfolio securities will be reviewed at least annually by a fund's Board.

     The approval of a fund's Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy and are granted only after a thorough examination and consultation with CAM's legal department, as necessary. Exceptions to the policies are reported to a fund's Board at its next regularly scheduled meeting.

     Once operational, the Fund may disclose its complete portfolio holdings approximately 25 days after month-end on its website www.citigroupam.com.

     Set forth below are charts showing those parties with whom CAM, on behalf of a Fund, has authorized ongoing arrangements that include the release of portfolio holdings information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.


     The Fund has not commenced operations and has no ongoing arrangements to make available portfolio holdings information.

             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


     The Fund is a series of CitiFunds Trust I and is governed by a Declaration of Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently two other series of the
Trust: Salomon Brothers Aggressive Growth Fund and Smith Barney Emerging Markets Equity Fund. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class of the Fund represents an equal proportional interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, right and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all series of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular series or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by series or class.

     The Fund may involuntarily redeem a shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund. The exercise of the power granted to the Fund under the Declaration to involuntarily redeem shares is subject to any applicable provisions under the 1940 Act or the rules adopted thereunder. The staff of the Securities and Exchange Commission takes the position that the 1940 Act prohibits involuntary redemptions; however, the staff has granted enforcement no-action relief for involuntary redemptions in limited circumstances.

     The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

     Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law or the Declaration of Trust, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Declaration of Trust.

     The Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

     The Fund, a class or the Trust may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Fund, such class or the Trust, voting as a single class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Fund, such class or the Trust, voting as a single class. The Fund, a class or the Trust, may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund, or by the Trustees by written notice to the shareholders of the Fund. If not so terminated, the Trust will continue indefinitely.

The Fund is a series of an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Declaration of Trust further provides that obligations of the Fund or the Trust are not binding upon the Trustees individually but only upon the property of the Fund or the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


     The Fund's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.


     The Fund's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

     The Portfolio in which the Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, the Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

     The Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, on the following business day of the Portfolio.

                       10. CERTAIN ADDITIONAL TAX MATTERS


      The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund may have on their own tax situations.


     The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal or Massachusetts income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur federal and Massachusetts taxes upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.


     Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations. For the same reason, the Fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.

     Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Fund's assets ultimately invested within various countries.

              11. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND
                              FINANCIAL STATEMENTS


LEGAL MATTERS

      Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against Citigroup Global Markets Inc. and Smith Barney Fund Management LLC ("SBFM," collectively, the "Defendants") based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in the prospectus. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the "Funds"), rescission of the Funds' management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys' fees and litigation expenses.

      On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of the filing of this document with the SEC, Citigroup Asset Management believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

      Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers, including the funds (the "Funds"), and directors or trustees of the Funds (collectively, the "Defendants"). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses.

      On December 15, 2004, a consolidated amended complaint (the "Complaint") was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

      It is possible that additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief could be filed against the Defendants in the future.

      As of the date above, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

      The Fund has received information from Citigroup Asset Management ("CAM") concerning Smith Barney Fund Management LLC ("SBFM") and Salomon Brothers Asset Management Inc ("SBAM"), investment advisory companies that are a part of CAM. The Funds receive investment advisory and administrative services from Citi Fund Management Inc., which is also a part of CAM. The information received from CAM is as follows:

      On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM and SBAM for alleged violations of
Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

      SBFM and SBAM are cooperating with the SEC. Although there can be no assurance, SBFM and SBAM believe that these matters are not likely to have a material adverse effect on the Fund or their ability to perform their respective investment advisory services relating to the Fund.

      The SEC staff's recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM's worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

INDEPENDENT REGISTERED ACCOUNTING FIRM

     ________________________________________, is the independent registered public accounting firm for the Fund and the Portfolio.


     The Fund is newly offered and has not issued financial statements as of the date of this Statement of Additional Information.

                                  APPENDIX A
                      PROXY VOTING POLICIES AND PROCEDURES

     The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to Salomon Brothers Asset Management Inc (the "Investment Manager"). The Investment Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Investment Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that it votes proxies relating to equity securities in the best interest of clients.

     In voting proxies, the Investment Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Investment Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Investment Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Investment Manager of its responsibility for the proxy vote.

     In the case of a proxy issue for which there is a stated position in the Policies, the Investment Manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

     In furtherance of the Investment Manager's goal to vote proxies in the best interest of clients, the Investment Manager follows procedures designed to identify and address material conflicts that may arise between the Investment Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Investment Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Investment Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Investment Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Investment Manager in voting proxies. The Investment Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Investment Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Investment Manager decides to vote a proxy, the Investment Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Investment Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Investment Manager and certain other Citigroup business units.

     CAM maintains a Proxy Voting Committee, of which the Investment Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Investment Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Investment Manager's decision-making in voting proxies.

     If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Investment Manager may vote proxies notwithstanding the existence of the conflict. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

CITI(SM) INSTITUTIONAL MONEY RESERVES


INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902


DISTRIBUTOR

Citigroup Global Markets Inc.

388 Greenwich Street, New York, NY 10013
(800) 451-2010



CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110


TRANSFER AGENT

[--------------]
[--------------]



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[--------------]



LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110


CITIBANK
SERVICE AGENTS
FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citigroup Private Banking Account Officer or Registered Representative


FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902


FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043 Call Your Account
Manager


FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way, New Castle, DE 19720

                                     PART C

ITEM 23.   EXHIBITS.

******            a(1)     Amended and Restated Declaration of Trust of the
                           Registrant

++                a(2)     Certificate of Amendment to the Amended and Restated
                           Declaration of Trust

+++               a(3)     Certificate of Amendment to the Amended and Restated
                           Declaration of Trust

XXX               a(4)     Certificate of Amendment to the Amended and Restated
                           Declaration of Trust

XXXX              a(5)     Certificate of Amendment to the Amended and Restated
                           Declaration of Trust

******            b(1)     Amended and Restated By-Laws of the Registrant

++++              d(1)     Form of Management Agreement between the Registrant,
                           and Citi Fund Management, Inc. as the manager

+                 e(1)     Distribution Agreement between the Registrant and
                           Citigroup Global Markets Inc. (formerly Salomon Smith
                           Barney, Inc.)

++++              e(2)     Form of Letter Agreement amending Appendix A to
                           Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith
                           Barney, Inc.)

*                 g(1)     Custodian Contract between the Registrant and State
                           Street Bank and Trust Company ("State Street"), as custodian

++++              g(2)     Form of Letter Agreement adding Citi Institutional
                           Money Reserves to the Custodian Contract between the Registrant and State Street

****              h(1)     Transfer Agency Agreement with Citicorp Trust Bank,
                           fsb, as transfer agent

++++              h(2)     Form of Letter Agreement adding the Citi
                           Institutional Money Reserves to the Transfer Agency and Servicing Agreement with Citicorp Trust Bank, fsb, as transfer agent

++++              h(3)     Form of Sub-Transfer Agency and Services Agreement
                           with State Street Bank and Trust Company, as sub-transfer agent

Filed herewith    h(4)     Retirement Plan of the Registrant

+                 i        Opinion and consent of counsel

++++              m        Service Plan for Class A shares of Citi Institutional
                           Money Reserves

XX                o        Amended and Restated Multiple Class Plan of the
                           Registrant

XXXX              p(1)     Revised Code of Ethics for the Registrant and Citi
                           Fund Management Inc.

*** and ****      p(2)     Code of Ethics for the Distributor

+                 q(1)     Powers of Attorney for the Trustees of the Registrant

+ and ++++        q(2)     Powers of Attorney for certain officers of the
                           Registrant

X                 q(3)     Powers of Attorney for certain officers of the
                           Registrant



* Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.

*** Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

**** Incorporated by reference to Post -Effective Amendment No. 40 to the Registrant's Registration Statement on Form N1-A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 16, 2000.

***** Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.

****** Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 5, 2001.

+ Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 19, 2003.

++ Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 2003.

+++ Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on October 31, 2003.

++++ Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 24, 2003.

X Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 2, 2004.

XX Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on November 19, 2004.

XXX Incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 3, 2004.

XXXX Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 2004.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 25. INDEMNIFICATION. Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as an Exhibit to Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly, Salomon Smith Barney, Inc.) incorporated herein by reference as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and
(c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A. The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is an indirect wholly owned subsidiary of Citigroup Inc. Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

ITEM 27.          PRINCIPAL UNDERWRITERS.

         (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

         (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

         (c)      Not applicable.

ITEM 28.

                  LOCATION OF ACCOUNTS AND RECORDS. The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                   ADDRESS
Citigroup Global Markets Inc.                          388 Greenwich Street
(formerly Salomon Smith Barney Inc.)                   New York, NY 10013
(distributor)

State Street Bank and Trust Company                    225 Franklin Street
(custodian and fund accounting agent)                  Boston, MA 02110

Citicorp Trust Bank, fsb                               125 Broad Street
(transfer agent)                                       New York, NY 10004

Citi Fund Management Inc.                              100 First Stamford Place
(investment adviser)                                   Stamford, CT 06902


ITEM 29.          MANAGEMENT SERVICES. Not applicable.

ITEM 30.          UNDERTAKINGS. Not applicable.

Exhibit Index

h(4)     Retirement Plan of the Registrant

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 31st day of October, 2005.

                                        CITIFUNDS TRUST I

                                        By: /s/ Rosemary D. Emmens
                                            ----------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 31, 2005.

SIGNATURE                               TITLE

/s/ R. Jay Gerken                       President, Principal Executive Officer
--------------------------              and Trustee
R. Jay Gerken*

/s/ Frances Guggino                     Chief Financial Officer and Treasurer
--------------------------
Frances Guggino*

/s/ Elliott J. Berv                     Trustee
--------------------------
Elliott J. Berv*

/s/ Donald M. Carlton                   Trustee
--------------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher               Trustee
--------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn                        Trustee
--------------------------
Mark T. Finn*

/s/ Stephen Randolph Gross              Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington                 Trustee
--------------------------
Diana R. Harrington*

/s/ Susan B. Kerley                     Trustee
--------------------------
Susan B. Kerley*

/s/ Alan G. Merten                      Trustee
--------------------------
Alan G. Merten*

/s/ R. Richardson Pettit                Trustee
--------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
      ----------------------
      Executed by Rosemary D. Emmens on behalf of those
      indicated pursuant to Powers of Attorney.

                                   SIGNATURES

         Liquid Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust I to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 31st day of October, 2005.

                                        LIQUID RESERVES PORTFOLIO

                                        By: /s/ Rosemary D. Emmens
                                            ----------------------
                                            Rosemary D. Emmens
                                            Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 31, 2005.

SIGNATURE                               TITLE

/s/ R. Jay Gerken                       President, Principal Executive Officer
--------------------------              and Trustee
R. Jay Gerken*

/s/ Frances Guggino                     Chief Financial Officer and Treasurer
--------------------------
Frances Guggino*

/s/ Elliott J. Berv                     Trustee
--------------------------
Elliott J. Berv*

/s/ Donald M. Carlton                   Trustee
--------------------------
Donald M. Carlton*

/s/ A. Benton Cocanougher               Trustee
--------------------------
A. Benton Cocanougher*

/s/ Mark T. Finn                        Trustee
--------------------------
Mark T. Finn*

/s/ Stephen Randolph Gross              Trustee
--------------------------
Stephen Randolph Gross*

/s/ Diana R. Harrington                 Trustee
--------------------------
Diana R. Harrington*

/s/ Susan B. Kerley                     Trustee
--------------------------
Susan B. Kerley*

/s/ Alan G. Merten                      Trustee
--------------------------
Alan G. Merten*

/s/ R. Richardson Pettit                Trustee
--------------------------
R. Richardson Pettit*

*By:  /s/ Rosemary D. Emmens
      ----------------------
      Executed by Rosemary D. Emmens on behalf of those
      indicated pursuant to Powers of Attorney.